Ordinary Shares (Details) ¥ in Thousands, $ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Jun. 28, 2022 USD ($) shares	Aug. 07, 2020 USD ($) shares	Sep. 30, 2021 HKD ($) shares	Aug. 31, 2021 HKD ($) shares	May 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2019 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
(Loss)/Earnings Per Share
Cash paid										¥ 0	$ 0	¥ 0	¥ 70
Share issuance, net of issuance costs (in shares)										27,004,858	27,004,858
Number of shares per ADS (in shares)	2
Exercise of share options (Shares)										22,726,238	22,726,238
Number of shares issued (in shares)										1,985,662,930	1,985,662,930	1,954,353,892
Number of shares outstanding (in shares)										1,985,662,930	1,985,662,930	1,954,353,892
Share issuance upon the Hong Kong public offering ("HK IPO"), net of issuance costs (Shares))										27,004,858	27,004,858
Options vested (in shares)										12,773,824	12,773,824
Prospectus Supplement | $	$ 2,000,000
Over-allotment option
(Loss)/Earnings Per Share
Net proceeds | $				$ 11,633,130
Follow-on offering
(Loss)/Earnings Per Share
Cash paid | $			$ 1,634,462
Class A Ordinary Shares
(Loss)/Earnings Per Share
Ordinary shares, shares authorized									3,830,157,186	4,500,000,000	4,500,000,000	4,500,000,000
Number of votes entitled									one
Class B to Class A Ordinary Shares, conversion ratio									1
Cash paid | $								$ 380,000
Share issuance, net of issuance costs (in shares)			13,869,700	100,000,000				66,086,955
Number of shares issued (in shares)										1,766,208,188	1,766,208,188	1,728,765,894
Number of shares outstanding (in shares)										1,629,850,850	1,629,850,850	1,598,541,812
Issuance of ordinary shares as treasury shares ( Shares)						34,000,000				29,300,000	29,300,000	0
Share issuance upon the Hong Kong public offering ("HK IPO"), net of issuance costs (Shares))			13,869,700	100,000,000				66,086,955
Class A Ordinary Shares | Mr. Li Xiang
(Loss)/Earnings Per Share
Shares issued upon conversion of preferred shares (in shares)								1,045,789,275
Class A Ordinary Shares | IPO
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)								190,000,000
Net proceeds | $								$ 1,042,137
Share issuance upon the Hong Kong public offering ("HK IPO"), net of issuance costs (Shares))								190,000,000
Class A Ordinary Shares | Over-allotment option
(Loss)/Earnings Per Share
Cash paid | $		$ 157,320
Share issuance, net of issuance costs (in shares)		28,500,000					14,100,000
Share issuance upon the Hong Kong public offering ("HK IPO"), net of issuance costs (Shares))		28,500,000					14,100,000
Class A Ordinary Shares | Follow-on offering
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)							108,100,000
Share issuance upon the Hong Kong public offering ("HK IPO"), net of issuance costs (Shares))							108,100,000
Class B Ordinary Shares
(Loss)/Earnings Per Share
Ordinary shares, shares authorized									240,000,000	500,000,000	500,000,000	500,000,000
Number of votes entitled									ten
Number of shares issued (in shares)										355,812,080	355,812,080	355,812,080
Number of shares outstanding (in shares)										355,812,080	355,812,080	355,812,080
Class B Ordinary Shares | Mr. Li Xiang
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)					108,557,400
Shares issued upon conversion of preferred shares (in shares)								115,812,080
Share issuance upon the Hong Kong public offering ("HK IPO"), net of issuance costs (Shares))					108,557,400